Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions		Jun. 30, 2020		Jun. 30, 2019
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		€ 3,430		€ 4,086
Positive market values from derivative financial instruments		8,167		8,309
Other trading assets		6,137		5,676
Non-trading financial assets mandatory at fair value through profit and loss		5,278		6,066
Financial assets designated at fair value through profit or loss		7		0
Financial assets at fair value through other comprehensive income		1,050		268
Other financial assets at fair value		363		207
Total financial assets held at fair value		24,431		24,614
Financial liabilities held at fair value:
Trading securities, liabilities		2		0
Negative market values from derivative financial instruments		6,652		6,289
Other trading liabilities		38		15
Financial liabilities designated at fair value through profit or loss		1,954		2,021
Other financial liabilities at fair value		(34)		(611)
Total financial liabilities held at fair value		8,612		7,714
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		0		0
Positive market values from derivative financial instruments		0		20
Other trading assets		0		(75)
Non-trading financial assets mandatory at fair value through profit and loss		0		0
Financial assets designated at fair value through profit or loss		0		0
Financial assets at fair value through other comprehensive income		0		0
Other financial assets at fair value		0		0
Total financial assets held at fair value		0		(55)
Financial liabilities held at fair value:
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		(77)
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		(77)
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[1]	(72)		127
Positive market values from derivative financial instruments	[1]	1,965		1,228
Other trading assets	[1]	(312)		126
Non-trading financial assets mandatory at fair value through profit and loss	[1]	(38)		101
Financial assets designated at fair value through profit or loss	[1]	0		0
Financial assets at fair value through other comprehensive income	[1]	(19)	[2]	8	[3]
Other financial assets at fair value	[1]	1		0
Total financial assets held at fair value	[1],[4]	1,525	[5]	1,590	[6]
Financial liabilities held at fair value:
Trading securities, liabilities	[1]	0		0
Negative market values from derivative financial instruments	[1]	1,521		1,322
Other trading liabilities	[1]	(1)		(1)
Financial liabilities designated at fair value through profit or loss	[1]	(40)		108
Other financial liabilities at fair value	[1]	(221)		222
Total financial liabilities held at fair value	[1],[4]	1,259	[5]	1,652	[6]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		1,101		1,168
Positive market values from derivative financial instruments		0		0
Other trading assets		490		292
Non-trading financial assets mandatory at fair value through profit and loss		161		1,071
Financial assets designated at fair value through profit or loss		0		34
Financial assets at fair value through other comprehensive income		292		210
Other financial assets at fair value		0		0
Total financial assets held at fair value		2,044		2,776
Financial liabilities held at fair value:
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		(1,477)		(1,157)
Positive market values from derivative financial instruments		0		0
Other trading assets		(1,143)		(782)
Non-trading financial assets mandatory at fair value through profit and loss		(181)		(201)
Financial assets designated at fair value through profit or loss		0		0
Financial assets at fair value through other comprehensive income		0		0
Other financial assets at fair value		0		0
Total financial assets held at fair value		(2,801)		(2,140)
Financial liabilities held at fair value:
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[7]	0		0
Positive market values from derivative financial instruments	[7]	0		0
Other trading assets	[7]	919		924
Non-trading financial assets mandatory at fair value through profit and loss	[7]	199		348
Financial assets designated at fair value through profit or loss	[7]	0		0
Financial assets at fair value through other comprehensive income	[7]	0		0
Other financial assets at fair value	[7]	0		0
Total financial assets held at fair value	[7]	1,118		1,272
Financial liabilities held at fair value:
Trading securities, liabilities	[7]	0		0
Negative market values from derivative financial instruments	[7]	0		0
Other trading liabilities	[7]	0		0
Financial liabilities designated at fair value through profit or loss	[7]	146		271
Other financial liabilities at fair value	[7]	0		0
Total financial liabilities held at fair value	[7]	146		271
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[8]	(135)		(240)
Positive market values from derivative financial instruments	[8]	(307)		(191)
Other trading assets	[8]	(515)		(649)
Non-trading financial assets mandatory at fair value through profit and loss	[8]	(426)		(1,202)
Financial assets designated at fair value through profit or loss	[8]	0		0
Financial assets at fair value through other comprehensive income	[8]	(99)		0
Other financial assets at fair value	[8]	(1)		0
Total financial assets held at fair value	[8]	(1,483)		(2,282)
Financial liabilities held at fair value:
Trading securities, liabilities	[8]	0		0
Negative market values from derivative financial instruments	[8]	3		(156)
Other trading liabilities	[8]	(9)		0
Financial liabilities designated at fair value through profit or loss	[8]	(509)		(319)
Other financial liabilities at fair value	[8]	(1)		23
Total financial liabilities held at fair value	[8]	(516)		(453)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[9]	610		964
Positive market values from derivative financial instruments	[9]	1,651		1,910
Other trading assets	[9]	660		428
Non-trading financial assets mandatory at fair value through profit and loss	[9]	667		735
Financial assets designated at fair value through profit or loss	[9]	0		0
Financial assets at fair value through other comprehensive income	[9]	333		99
Other financial assets at fair value	[9]	79		0
Total financial assets held at fair value	[9]	4,000		4,135
Financial liabilities held at fair value:
Trading securities, liabilities	[9]	0		0
Negative market values from derivative financial instruments	[9]	1,273		1,961
Other trading liabilities	[9]	0		2
Financial liabilities designated at fair value through profit or loss	[9]	180		571
Other financial liabilities at fair value	[9]	8		(8)
Total financial liabilities held at fair value	[9]	1,462		2,525
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[9]	(421)		(946)
Positive market values from derivative financial instruments	[9]	(1,560)		(2,321)
Other trading assets	[9]	(232)		(579)
Non-trading financial assets mandatory at fair value through profit and loss	[9]	(787)		(1,816)
Financial assets designated at fair value through profit or loss	[9]	(6)		0
Financial assets at fair value through other comprehensive income	[9]	(246)		(142)
Other financial assets at fair value	[9]	(194)		47
Total financial assets held at fair value	[9]	(3,447)		(5,757)
Financial liabilities held at fair value:
Trading securities, liabilities	[9]	(2)		0
Negative market values from derivative financial instruments	[9]	(1,318)		(1,457)
Other trading liabilities	[9]	(28)		0
Financial liabilities designated at fair value through profit or loss	[9]	(208)		(60)
Other financial liabilities at fair value	[9]	(44)		(3)
Total financial liabilities held at fair value	[9]	(1,601)		(1,519)
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		3,035		4,002
Positive market values from derivative financial instruments		9,915		8,955
Other trading assets		6,004		5,363
Non-trading financial assets mandatory at fair value through profit and loss		4,872		5,101
Financial assets designated at fair value through profit or loss		1		35
Financial assets at fair value through other comprehensive income		1,311		444
Other financial assets at fair value		249		254
Total financial assets held at fair value		25,387		24,153
Financial liabilities held at fair value:
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		8,131		7,960
Other trading liabilities		0		16
Financial liabilities designated at fair value through profit or loss		1,522		2,514
Other financial liabilities at fair value		(292)		(378)
Total financial liabilities held at fair value		€ 9,361		€ 10,113

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level1 or level2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2]	Total gains and losses on financial assets mandatory at fair value through OCI include a loss of EUR14million recognized in other comprehensive income, net of tax.
[3]	Total gains and losses on financial assets mandatory at fair value through OCI include a gain of EUR6million recognized in other comprehensive income, net of tax.
[4]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.
[5]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of EUR119million and for total financial liabilities held at fair value this is a gain of EUR12million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of EUR42million and for total financial liabilities held at fair value this is a loss of EUR6million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.
[7]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[8]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[9]	Transfers in and transfers out of level3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.